Financial Instruments - Disclosure Details Of Real Estate Investments (Detail) - BRL (R$) R$ in Thousands		Dec. 31, 2024	Dec. 31, 2023
Disclosure Details Of Allocation Of Real Estate Investment [Line Items]
Current assets		R$ 2,061,457	R$ 1,955,582
Financial assets		2,183,356	1,959,486
Non-current assets		1,523,594	344,137
BRAZIL | VINPVinci Monalisa Fim Credito Privado Ie [Member] | Real Estate Investments [Member]
Disclosure Details Of Allocation Of Real Estate Investment [Line Items]
Current assets		2,923	0
Financial assets		102,264	0
Non-current assets		99,341	0
Compass Desarrollo Inmobiliario (ROU) | BRAZIL | VINPVinci Monalisa Fim Credito Privado Ie [Member] | Real Estate Investments [Member]
Disclosure Details Of Allocation Of Real Estate Investment [Line Items]
Financial assets		2,923	0
Compass Desarrollo Inmobiliario | BRAZIL | VINPVinci Monalisa Fim Credito Privado Ie [Member] | Real Estate Investments [Member]
Disclosure Details Of Allocation Of Real Estate Investment [Line Items]
Financial assets		8,237	0
Vinci US RE Corporation | BRAZIL | VINPVinci Monalisa Fim Credito Privado Ie [Member] | Real Estate Investments [Member]
Disclosure Details Of Allocation Of Real Estate Investment [Line Items]
Financial assets	[1]	67,313	0
CCLA Capital | BRAZIL | VINPVinci Monalisa Fim Credito Privado Ie [Member] | Real Estate Investments [Member]
Disclosure Details Of Allocation Of Real Estate Investment [Line Items]
Financial assets		14,471	0
CCLA Desarrollo y Renta IMU | BRAZIL | VINPVinci Monalisa Fim Credito Privado Ie [Member] | Real Estate Investments [Member]
Disclosure Details Of Allocation Of Real Estate Investment [Line Items]
Financial assets		4,434	0
Compass Desarrollo y Rentas | BRAZIL | VINPVinci Monalisa Fim Credito Privado Ie [Member] | Real Estate Investments [Member]
Disclosure Details Of Allocation Of Real Estate Investment [Line Items]
Financial assets		3,319	0
Other Real Estate investments | BRAZIL | VINPVinci Monalisa Fim Credito Privado Ie [Member] | Real Estate Investments [Member]
Disclosure Details Of Allocation Of Real Estate Investment [Line Items]
Financial assets		R$ 1,567	R$ 0

[1]	During the year of 2024, Vinci Compass invested in several properties through its subsidiary Vinci US RE Corporation. The long-term investments are intended to develop real estate properties for capital appreciation through income or sale of the respective properties